Fair value measurement (Tables)	12 Months Ended
Jun. 30, 2019
Text block [abstract]
Summary of assets and liabilities, measured or disclosed at fair value

The following tables detail the consolidated entity’s assets and liabilities, measured or disclosed at fair value, using a three level hierarchy, based on the lowest level of input that is significant to the entire fair value measurement, being:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly

Level 3: Unobservable inputs for the asset or liability

Consolidated - 2019	Level 1 A$’000	Level 2 A$’000	Level 3 A$’000	Total A$’000

Assets
Ordinary shares - listed	25	—	—	25
Contingent Consideration	—	—	143	143

Total Assets	25	—	143	168

Liabilities
Contingent Consideration	—	—	1,370	1,370

Total liabilities	—	—	1,370	1,370

Consolidated - 2018	Level 1 A$’000	Level 2 A$’000	Level 3 A$’000	Total A$’000

Assets
Ordinary shares - listed	3,680	—	—	3,680
Unlisted options	—	—	656	656

Total Assets	3,680		656	4,336

Liabilities
Contingent Consideration	—	—	2,558	2,558

Total liabilities	—	—	2,558	2,558